FINANCIAL EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Third parties:
Interest on long-term debt	$ 179,095	$ 160,128	$ 154,781
Amortization of financing costs and long-term debt discount	4,285	4,333	3,904
Interest on net defined benefit liability	4,099	3,444	3,413
Loss(gain) on foreign currency translation on short-term monetary items	2,594	(1,692)	345
Other	(5,359)	(2,746)	66
Total third parties	184,714	163,467	162,509
Affiliated corporations:
Interest expense	184,972	193,660	202,556
Dividend income	(186,919)	(195,505)	(204,536)
Interest income	(773)	(13,941)
Total financial expenses	$ 181,994	$ 147,681	$ 160,529